Related-party Transactions	12 Months Ended
Dec. 31, 2012
Related-party Transactions

12 Related-party Transactions

The Company’s related parties are the Private Equity Consortium, the members of the board of directors of NXP Semiconductors N.V., Philips, the members of the management team of NXP Semiconductors N.V. and equity-accounted investees.

Advisory Services Agreements

The members of the Private Equity Consortium provide certain advisory services to NXP Semiconductors N.V. We have entered into separate agreements in this regard with the respective parties, under which each of the various legal entities receive an annual advisory fee of $25,000 (with an aggregate total amount of $125,000 annually).

Shareholders’ Agreement

Prior to the consummation of the initial public offering of NXP Semiconductors N.V. in August 2010, the members of the Private Equity Consortium restructured their indirect shareholding in the common stock of NXP Semiconductors N.V. such that each of them holds directly, or indirectly through a separate Luxembourg holding company, shares of its common stock. At the same time, KASLION Holding B.V. ceased to hold shares of common stock of NXP Semiconductors N.V. In connection with this restructuring, the members of the Private Equity Consortium, Philips and the Management Foundation (together, the “Existing Shareholders”) entered into a new shareholders’ agreement among themselves, which replaced the shareholders’ agreement entered into on September 29, 2006. We are not a party to the new shareholders’ agreement.

Other

We have a number of strategic alliances and joint ventures. We have relationships with certain of our alliance partners in the ordinary course of business whereby we enter into various sale and purchase transactions, generally on terms comparable to transactions with third parties. However, in certain instances upon divestment of former businesses where we enter into supply arrangements with the former owned business, sales are conducted at cost.

The following table presents the amounts related to revenue and expenses incurred in transactions with these related parties:

	2012	2011	2010
Revenue	33	133	292
Purchase of goods and services	204	137	139

The following table presents the amounts related to accounts receivable and payable balances with these related parties:

	2012	2011
Receivables (net)	—	20
Payables	30	38

On September 7, 2010, Philips Pension Trustees Limited purchased Philips’ 42,715,650 shares of common stock in the Company (“Transfer Shares”) in a private transaction. In a subsequent private transaction, on October 29, 2010, PPTL Investment LP purchased the Transfer Shares from Philips Pension Trustees Limited by way of a transfer agreement, to which also Philips is a party (“Amended Transfer Agreement”). PPTL Investment LP acquired the Transfer Shares for the purpose of owning and managing such assets as may be contributed to Philips Pension Trustees Limited. In the period running from the aforementioned acquisition to December 31, 2012, PPTL Investment LP disposed of 22,141,217 shares of common stock in 6 separate transactions.